Liquidity and Going Concern	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Liquidity and Going Concern [Abstract]
Liquidity and Going Concern

NOTE 2 – LIQUIDITY AND GOING CONCERN

As of December 31, 2023 and June 30, 2023, the Company had an accumulated deficit of $27,400,915 and $19,143,513 respectively. The Company incurred net loss of $8,257,402 and $1,154,650 for the six months ended December 31, 2023 and 2022, respectively. The cash used in operating activities for the financial periods ended December 31, 2023 and 2022, was $2,643,587 and $1,341,532, respectively. These conditions raise substantial doubt about the Company's ability to continue as a going concern.

The Company’s liquidity is based on its ability to generate cash from operating activities, obtain capital financing from equity interest investors and borrow funds on favorable economic terms to fund its general operations and capital expansion needs. The Company’s ability to continue as a going concern is dependent on management’s ability to successfully execute its business plan, which includes increasing revenue while controlling operating cost and expenses to generate positive operating cash flows and obtaining funds from outside sources of financing to generate positive financing cash flows. As of December 31, 2023, the Company’s balance of cash and cash equivalents was $25,384. In addition, up to December 31, 2023, the immediate holding Company, 3DOM Alliance Inc, has extended the Promissory Note for the Company with a principal amount up to $6,022,258 (S$8,000,000) and the Company has drawdown of $5,081,684 (S$6,768,239) from 3DOM Alliance Inc.

Moreover, 3DOM Alliance Inc will not demand for payment on the amounts owing by the Company for at least the next twelve months from the issuance of the financial statements.

Furthermore, on August 14, 2023, we entered into a purchase agreement with Arena Business Solutions Global SPC II, Ltd. (“Arena”) as amended from time to time, (the “Purchase Agreement”), pursuant to which, we have the right to sell to Arena up to $150,000,000 of PubCo’s Ordinary Shares, subject to certain limitations and conditions set forth in the Purchase Agreement, from time to time during the 36-month term of the Purchase Agreement. However, it is uncertain how much can be raised from the new share issuances to Arena in the next twelve months, as it is dependent on the Company's Ordinary Shares daily trading volumes and transacted prices.

There is no assurance that the plans will be successfully implemented. If the Company fails to achieve these goals, the Company may need additional financing to repay debt obligations and execute its business plan, and the Company may not be able to obtain the necessary additional capital on a timely basis, on acceptable terms, or at all. In the event that financing sources are not available, or that the Company is unsuccessful in increasing its gross profit margin and reducing operating losses, the Company may be unable to implement its current plans for expansion, repay debt obligations or respond to competitive pressures, any of which would have a material adverse effect on the Company’s business, financial condition and results of operations and may materially adversely affect its ability to continue as a going concern.

The financial statements do not include any adjustments related to the recoverability and classification of recorded assets or the amounts and classification of liabilities or any other adjustments that might be necessary should the Company be unable to continue as a going concern.

The financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Company’s ability to operate profitably, to generate cash flows from operations, and to pursue financing arrangements to support its working capital requirements.

NOTE 2 – LIQUIDITY AND GOING CONCERN

As of June 30, 2023 and 2022, the Company had an accumulated deficit of $19,143,513 and $2,351,743 respectively. The Company incurred net loss of $16,791,770 and $1,076,823 for the financial years ended June 30, 2023 and 2022, respectively. The cash used in operating activities for the financial year ended June 30, 2023 and 2022, was $2,982,778 and $805,177, respectively. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The Company’s liquidity is based on its ability to generate cash from operating activities, obtain capital financing from equity interest investors and borrow funds on favorable economic terms to fund its general operations and capital expansion needs. The Company’s ability to continue as a going concern is dependent on management’s ability to successfully execute its business plan, which includes increasing revenue while controlling operating cost and expenses to generate positive operating cash flows and obtaining funds from outside sources of financing to generate positive financing cash flows. As of June 30, 2023, the Company’s balance of cash and cash equivalents was $17,789. In addition, up to June 30, 2023, the immediate holding Company, 3DOM Alliance Inc, has extended the Promissory Note for the Company with a principal amount up to $6,022,258 (S$8,000,000) and the Company has drawdown of $3,572,358 (S$4,809,164) from 3DOM Alliance Inc. Moreover, 3DOM Alliance Inc will not demand for payment on the amounts owing by the Company for at least the next twelve months from the issuance of the financial statements.

Furthermore, on August 14, 2023, PubCo entered into a purchase agreement with Arena Business Solutions Global SPC II, Ltd. (“Arena”) as amended from time to time, (the “Purchase Agreement”), pursuant to which, PubCo have the right to sell to Arena up to $150,000,000 of PubCo’s Ordinary Shares, subject to certain limitations and conditions set forth in the Purchase Agreement, from time to time during the 36-month term of the Purchase Agreement. However, it is uncertain how much can be raised from the new share issuances to Arena in the next twelve months, as it is dependent on the PubCo’s Ordinary Shares daily trading volumes and transacted prices.

There is no assurance that the plans will be successfully implemented. If the Company fails to achieve these goals, the Company may need additional financing to repay debt obligations and execute its business plan, and the Company may not be able to obtain the necessary additional capital on a timely basis, on acceptable terms, or at all. In the event that financing sources are not available, or that the Company is unsuccessful in increasing its gross profit margin and reducing operating losses, the Company may be unable to implement its current plans for expansion, repay debt obligations or respond to competitive pressures, any of which would have a material adverse effect on the Company’s business, financial condition and results of operations and may materially adversely affect its ability to continue as a going concern.

The financial statements do not include any adjustments related to the recoverability and classification of recorded assets or the amounts and classification of liabilities or any other adjustments that might be necessary should the Company be unable to continue as a going concern.

The financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Company’s ability to operate profitably, to generate cash flows from operations, and to pursue financing arrangements to support its working capital requirements.